Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Commission rules adopted in 2022 pursuant to the Dodd-Frank Act require most companies with publicly traded stock in the United States to describe the relationship between compensation actually paid (“CAP”) to their named executive officers, as calculated in accordance with the Commission’s rules, and the Company’s performance represented by total stockholder return (“TSR”), net income and a Company-selected financial performance measure.
To determine the executive compensation that is “actually paid” for the principal executive officer (the “PEO”) and non-PEO
named executive officers
(“non-PEO
NEOs”) in a given year, companies are required to make certain adjustments to the total executive compensation reported in the summary compensation table (“SCT”) for pension and equity awards that are calculated in accordance with U.S. GAAP.
For the pension adjustment, the aggregate change in the pension value as reflected in the SCT is deducted and the service cost and prior service cost for the year is included.
For equity awards, the grant date value as reported in the SCT is subtracted and a new value is added, which is calculated as follows: the year-end
fair value of awards granted in the current fiscal year plus or minus the annual change in fair value as of the year-end
for any unvested awards or as of vesting for awards vested in the current year.
We disclose below pay versus performance information, including the relationship between CAP, as calculated in accordance with the Commission’s rules, and
Company
performance.

Fiscal Year (a)	Summary Compensation Table Total for PEO (1) (b)	Compensation Actually Paid to PEO (1)(2) (c)	Average Summary Compensation Table Total for non-PEO NEOs (1) (d)	Average Compensation Actually Paid to non-PEO NEOs (1)(2) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ millions) (h)	Adjusted EBIT Margin % (4) (i)
					Total Stockholder Return (f)	Peer Group Total Stockholder Return (3) (g)

2023	$ 6,409,875	$ 2,455,691	$1,896,793	$ 899,192	$113	$129	$479	11.60%

2022	$ 9,053,579	$ 7,302,470	$1,823,206	$1,182,894	$122	$141	$491	10.60%

2021	$11,924,334	$27,144,470	$2,741,863	$5,185,029	$127	$156	$503	12.85%

(1)
The PEO for fiscal 2023, fiscal 2022 and fiscal 2021 was Mr. Sullivan, the Chief Executive Officer. In fiscal 2023, the non-PEO
NEOs were Messrs. Gordon, Moore and Kinser and Ms. Kastner. In fiscal 2022, the non-PEO
NEOs were Messrs. Gordon, Moore, Kinser and Michael Sullivan and Ms. Kastner. In fiscal 2021, the non-PEO
NEOs were Messrs. Gordon, Moore and Michael Sullivan and Ms. Kastner.

(2)
The following amounts were deducted from/added to Summary Compensation
Table:
total compensation in accordance with the Commission-mandated adjustments to calculate CAP to the Company’s PEO and average CAP to the Company’s non-PEO
NEOs. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO SCT Total to CAP Reconciliation

Fiscal Year	2023	2022	2021

SCT Total	$6,409,875	$9,053,579	$11,924,334

Deduction for Amounts Reported in the “Stock Awards” and “Option Awards” columns in the SCT for Applicable Fiscal Year	($4,010,379)	($6,837,192)	($9,115,861)

Increase in Fair Value of Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year-End, Determined as of Applicable Fiscal Year-End	$5,376,078	$8,879,834	$15,693,015

Increase in Fair Value of Awards Granted During Applicable Fiscal Year that Vested During Applicable Fiscal Year, Determined as of Vesting Date	$0	$0	$0

Change in Fair Value of Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year-End, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Applicable Fiscal Year-End	($4,697,588)	($3,146,909)	$7,854,849

Change in Fair Value of Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Vesting Date	($1.055,939)	($1,090,453)	$609,800

Reduction of Fair Value of Awards Granted During Prior Fiscal Year that were Forfeited During Applicable Fiscal Year, Determined as of Prior Fiscal Year-End	$0	$0	$0

Increase Based on Dividends or Other Earnings Paid During Applicable Fiscal Year Prior to Vesting Date	$450,583	$411,565	$252,236

Increase Based on Incremental Fair Value of Options/SARs Modified During Applicable Fiscal Year	$0	$0	$0

Reduction for Values Reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT for Applicable Fiscal Year	($46,539)	$0	($103,753)

Increase for Service Cost and, if Applicable, Prior Service Cost for Pension Plans	$29,601	$32,045	$29,849

Total Adjustments	($3,954,184)	($1,751,109)	$15,220,136

CAP	$2,455,691	$7,302,470	$27,144,470
Non-PEO
NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2023	2022	2021

Average SCT Total	$1,896,793	$1,823,206	$2,741,863

Deduction for Amounts Reported in the “Stock Awards” and “Option Awards” columns in the SCT for Applicable Fiscal Year	($945,943)	($933,522)	($1,686,874)

Increase in Fair Value of Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year-End, Determined as of Applicable Fiscal Year-End	$809,213	$1,087,721	$2,826,279

Increase in Fair Value of Awards Granted During Applicable Fiscal Year that Vested During Applicable Fiscal Year, Determined as of Vesting Date	$0	$131,758	$0

Change in Fair Value of Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year-End, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Applicable Fiscal Year-End	($790,281)	($461,164)	$1,159,448

Change in Fair Value of Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Vesting Date	($147,791)	($159,005)	$157,683

Reduction of Fair Value of Awards Granted During Prior Fiscal Year that were Forfeited During Applicable Fiscal Year, Determined as of Prior Fiscal Year-End	$0	($390,058)	$0

Increase Based on Dividends or Other Earnings Paid During Applicable Fiscal Year Prior to Vesting Date	$74,626	$54,300	$42,184

Increase Based on Incremental Fair Value of Options/SARs Modified During Applicable Fiscal Year	$0	$0	$0

Reduction for Values Reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT for Applicable Fiscal Year	($22,684)	$0	($81,884)

Increase for Service Cost and, if Applicable, Prior Service Cost for Pension Plans	$25,260	$29,657	$26,329

Total Adjustments	($997,600)	($640,312)	$2,443,166

Average CAP	$899,192	$1,182,894	$5,185,029

(3)
The Peer Group Index is comprised of Akzo Nobel N.V., Axalta Coating Systems Ltd., Carlisle Companies Inc., H.B. Fuller Company, Masco Corporation, PPG Industries, Inc., The Sherwin-Williams Company and Sika AG.

(4)
Adjusted EBIT Margin % is a non-GAAP measure. EBIT is defined as earnings (loss) before interest and taxes, and Adjusted EBIT excludes certain items that are not indicative of the Company’s ongoing operations. See the Company’s July 26, 2023 Current Report on Form 8-K and Annual Report on Form 10-K for details. Adjusted EBIT Margin % is calculated for the periods presented by dividing Adjusted EBIT by revenues.

Company Selected Measure Name	Adjusted EBIT Margin %
Named Executive Officers, Footnote	The PEO for fiscal 2023, fiscal 2022 and fiscal 2021 was Mr. Sullivan, the Chief Executive Officer. In fiscal 2023, the non-PEO
NEOs were Messrs. Gordon, Moore and Kinser and Ms. Kastner. In fiscal 2022, the non-PEO
NEOs were Messrs. Gordon, Moore, Kinser and Michael Sullivan and Ms. Kastner. In fiscal 2021, the non-PEO
	NEOs were Messrs. Gordon, Moore and Michael Sullivan and Ms. Kastner.
Peer Group Issuers, Footnote	The Peer Group Index is comprised of Akzo Nobel N.V., Axalta Coating Systems Ltd., Carlisle Companies Inc., H.B. Fuller Company, Masco Corporation, PPG Industries, Inc., The Sherwin-Williams Company and Sika AG.
PEO Total Compensation Amount	$ 6,409,875	$ 9,053,579	$ 11,924,334
PEO Actually Paid Compensation Amount	$ 2,455,691	7,302,470	27,144,470
Adjustment To PEO Compensation, Footnote
PEO SCT Total to CAP Reconciliation

Fiscal Year	2023	2022	2021

SCT Total	$6,409,875	$9,053,579	$11,924,334

Deduction for Amounts Reported in the “Stock Awards” and “Option Awards” columns in the SCT for Applicable Fiscal Year	($4,010,379)	($6,837,192)	($9,115,861)

Increase in Fair Value of Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year-End, Determined as of Applicable Fiscal Year-End	$5,376,078	$8,879,834	$15,693,015

Increase in Fair Value of Awards Granted During Applicable Fiscal Year that Vested During Applicable Fiscal Year, Determined as of Vesting Date	$0	$0	$0

Change in Fair Value of Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year-End, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Applicable Fiscal Year-End	($4,697,588)	($3,146,909)	$7,854,849

Change in Fair Value of Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Vesting Date	($1.055,939)	($1,090,453)	$609,800

Reduction of Fair Value of Awards Granted During Prior Fiscal Year that were Forfeited During Applicable Fiscal Year, Determined as of Prior Fiscal Year-End	$0	$0	$0

Increase Based on Dividends or Other Earnings Paid During Applicable Fiscal Year Prior to Vesting Date	$450,583	$411,565	$252,236

Increase Based on Incremental Fair Value of Options/SARs Modified During Applicable Fiscal Year	$0	$0	$0

Reduction for Values Reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT for Applicable Fiscal Year	($46,539)	$0	($103,753)

Increase for Service Cost and, if Applicable, Prior Service Cost for Pension Plans	$29,601	$32,045	$29,849

Total Adjustments	($3,954,184)	($1,751,109)	$15,220,136

CAP	$2,455,691	$7,302,470	$27,144,470

Non-PEO NEO Average Total Compensation Amount	$ 1,896,793	1,823,206	2,741,863
Non-PEO NEO Average Compensation Actually Paid Amount	$ 899,192	1,182,894	5,185,029
Adjustment to Non-PEO NEO Compensation Footnote
Non-PEO
NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2023	2022	2021

Average SCT Total	$1,896,793	$1,823,206	$2,741,863

Deduction for Amounts Reported in the “Stock Awards” and “Option Awards” columns in the SCT for Applicable Fiscal Year	($945,943)	($933,522)	($1,686,874)

Increase in Fair Value of Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year-End, Determined as of Applicable Fiscal Year-End	$809,213	$1,087,721	$2,826,279

Increase in Fair Value of Awards Granted During Applicable Fiscal Year that Vested During Applicable Fiscal Year, Determined as of Vesting Date	$0	$131,758	$0

Change in Fair Value of Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal Year-End, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Applicable Fiscal Year-End	($790,281)	($461,164)	$1,159,448

Change in Fair Value of Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year-End to Vesting Date	($147,791)	($159,005)	$157,683

Reduction of Fair Value of Awards Granted During Prior Fiscal Year that were Forfeited During Applicable Fiscal Year, Determined as of Prior Fiscal Year-End	$0	($390,058)	$0

Increase Based on Dividends or Other Earnings Paid During Applicable Fiscal Year Prior to Vesting Date	$74,626	$54,300	$42,184

Increase Based on Incremental Fair Value of Options/SARs Modified During Applicable Fiscal Year	$0	$0	$0

Reduction for Values Reported in “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT for Applicable Fiscal Year	($22,684)	$0	($81,884)

Increase for Service Cost and, if Applicable, Prior Service Cost for Pension Plans	$25,260	$29,657	$26,329

Total Adjustments	($997,600)	($640,312)	$2,443,166

Average CAP	$899,192	$1,182,894	$5,185,029

Compensation Actually Paid vs. Total Shareholder Return
As
shown
in the chart below, the PEO’s and the
Non-PEO
NEOs’ CAP amounts are aligned with the Company’s TSR for the periods presented which reflects the Company’s weighting toward equity incentives, which are tied directly to stock price and the Company’s financial performance.

Compensation Actually Paid vs. Net Income	The chart below shows the PEO’s and the Non-PEO NEOs’ CAP amounts and the Company’s net income for the periods presented.
Compensation Actually Paid vs. Company Selected Measure
The chart below compares the PEO’s and the other
non-PEO
NEOs’ CAP to the Company’s selected measure, Adjusted EBIT Margin % and indicates that there is a strong relationship between EBIT Margin % and CAP. This is primarily due to the Company’s use of equity incentives, the value of which
is tied directly to stock price and the Company’s financial performance.

Total Shareholder Return Vs Peer Group
As
shown
in the chart below, the PEO’s and the
Non-PEO
NEOs’ CAP amounts are aligned with the Company’s TSR for the periods presented which reflects the Company’s weighting toward equity incentives, which are tied directly to stock price and the Company’s financial performance.

Tabular List, Table
Tabular List of Financial Performance Measures
The three items listed below represent the most
important
performance metrics the Company uses to determine
CAP
for fiscal 2023.

Most Important Performance Measures
• Adjusted EBIT Margin % • Revenue Growth • Working Capital Ratio

Total Shareholder Return Amount	$ 113	122	127
Peer Group Total Shareholder Return Amount	129	141	156
Net Income (Loss)	$ 479,000,000	$ 491,000,000	$ 503,000,000
Company Selected Measure Amount	11.6	10.6	12.85
PEO Name	Mr. Sullivan
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBIT Margin %
Non-GAAP Measure Description	Adjusted EBIT Margin % is a non-GAAP measure. EBIT is defined as earnings (loss) before interest and taxes, and Adjusted EBIT excludes certain items that are not indicative of the Company’s ongoing operations. See the Company’s July 26, 2023 Current Report on Form 8-K and Annual Report on Form 10-K for details. Adjusted EBIT Margin % is calculated for the periods presented by dividing Adjusted EBIT by revenues.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Working Capital Ratio
PEO | Deduction for Amounts Reported in the Stock Awards and Option Awards columns in the SCT for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,010,379)	$ (6,837,192)	$ (9,115,861)
PEO | Increase in Fair Value of Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal YearEnd, Determined as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,376,078	8,879,834	15,693,015
PEO | Increase in Fair Value of Awards Granted During Applicable Fiscal Year that Vested During Applicable Fiscal Year, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value of Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal YearEnd, Determined Based on Change in Fair Value from Prior Fiscal YearEnd to Applicable Fiscal YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,697,588)	(3,146,909)	7,854,849
PEO | Change in Fair Value of Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal YearEnd to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,055.939)	(1,090,453)	609,800
PEO | Reduction of Fair Value of Awards Granted During Prior Fiscal Year that were Forfeited During Applicable Fiscal Year, Determined as of Prior Fiscal YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Increase Based on Dividends or Other Earnings Paid During Applicable Fiscal Year Prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	450,583	411,565	252,236
PEO | Increase Based on Incremental Fair Value of OptionsSARs Modified During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Reduction for Values Reported in Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the SCT for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(46,539)	0	(103,753)
PEO | Increase for Service Cost and, if Applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,601	32,045	29,849
PEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,954,184)	(1,751,109)	15,220,136
Non-PEO NEO | Deduction for Amounts Reported in the Stock Awards and Option Awards columns in the SCT for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(945,943)	(933,522)	(1,686,874)
Non-PEO NEO | Increase in Fair Value of Awards Granted During Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal YearEnd, Determined as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	809,213	1,087,721	2,826,279
Non-PEO NEO | Increase in Fair Value of Awards Granted During Applicable Fiscal Year that Vested During Applicable Fiscal Year, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	131,758	0
Non-PEO NEO | Change in Fair Value of Awards Granted During Prior Fiscal Year that were Outstanding and Unvested as of Applicable Fiscal YearEnd, Determined Based on Change in Fair Value from Prior Fiscal YearEnd to Applicable Fiscal YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(790,281)	(461,164)	1,159,448
Non-PEO NEO | Change in Fair Value of Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal YearEnd to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(147,791)	(159,005)	157,683
Non-PEO NEO | Reduction of Fair Value of Awards Granted During Prior Fiscal Year that were Forfeited During Applicable Fiscal Year, Determined as of Prior Fiscal YearEnd [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(390,058)	0
Non-PEO NEO | Increase Based on Dividends or Other Earnings Paid During Applicable Fiscal Year Prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	74,626	54,300	42,184
Non-PEO NEO | Increase Based on Incremental Fair Value of OptionsSARs Modified During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Reduction for Values Reported in Change in Pension Value and Nonqualified Deferred Compensation Earnings Column of the SCT for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,684)	0	(81,884)
Non-PEO NEO | Increase for Service Cost and, if Applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,260	29,657	26,329
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (997,600)	$ (640,312)	$ 2,443,166